Property and equipment	12 Months Ended
Dec. 31, 2011
Property and equipment

Note 3: Property and equipment

Major classes of property and equipment consist of the following at December 31:

	0000000	0000000
	2011	2010
Furniture and fixtures	$2,115	$2,056
Automobiles and trucks	12,966	13,593
Machinery and equipment	59,190	54,686
Office and computer equipment	8,823	8,259
Building and improvements	22,758	21,978

	105,852	100,572
Less accumulated depreciation and amortization	45,500	39,904

	60,352	60,668
Land	5,359	5,346

	$65,711	$66,014

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	0000000	0000000
	2011	2010
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,175	2,093

	$393	$475